Taxes (Details 2) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 150,620	$ 160,016
Valuation allowance	(150,620)	(160,016)
Total	$ 0	$ 0